SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash	[1]	$ 15,120,483	$ 7,446,664
Cash equivalents (ii)		997,466
Total		$ 16,117,949	$ 7,446,664

[1]	As of December 31, 2023, the Company’s cash includes: 1) Cash in hand of $200; 2) Demand deposit of $14,072,019 in bank accounts; 3) Cash of $1,048,464 in the securities investment accounts and the Coinbase account. As of December 31, 2022, the Company’s cash was all demand deposits in bank accounts.